Business Combinations (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 08, 2014
Total assets	$ 325,867	$ 209,657
Merger related expense	266	83
Bank of Alpena [Member]
Number of branch offices	1
Total assets	$ 102,900
Shares converted in merger, share ratio			$ 1.549
Shares issued for Alpena Banking corporation shares			842,965